Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	81 Months Ended
	Jan. 22, 2018	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000198134
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wealthfront Risk Parity Fund
Without Sales Load [Member] | C000198134
Average Annual Return [Line Items]
Average Annual Return, Percent		20.41%	(2.12%)	(0.33%)
3336 - 40% BB Barclays Global Agg TR / 60% - MSCI World TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	3336 - 40% BB Barclays Global Agg TR / 60% - MSCI World TR
Average Annual Return, Percent		23.56%	6.61%	5.67%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent		9.54%	(1.64%)	(0.47%)
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI WORLD INDEX Net (USD)
Average Annual Return, Percent		33.68%	12.03%	9.41%